Net Income per Common Share	1 Months Ended
Jun. 30, 2012
Net Income per Common Share
Net Income per Common Share

Note 11 – Net Income per Common Share

The table below presents basic and diluted net income per share of common stock for the period from May 15, 2012 (commencement of operations) through June 30, 2012:

Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share	$4,261

Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share—weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824

Basic and diluted net income per weighted average share of common stock	$0.41